Finance result - Summary of Financial Result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance result
Income from financial investments	R$ 18,443	R$ 11,633	R$ 11,415
Changes in fair value of financial investments (a)	28,886	4,322
Changes in fair value of derivative instruments (b)	18,599	19,839	258
Foreign exchange gains	1,745	138
Interest income	1,042
Other	3,332	686	858
Finance income	72,047	36,618	12,531
Changes in fair value of derivative instruments (b)	(18,126)	(19,180)	(6,915)
Changes in accounts payable to selling shareholders (Note 17)	(89,403)	(130,378)
Interest in acquisition of investments (c)	(42,206)	(9,781)	(11,179)
Financial discounts granted	(3,343)	(1,911)	(1,266)
Foreign exchange loss	(2,300)	(34,573)
Interest in lease liabilities	(1,489)
Other	(13,988)	(2,972)	(1,029)
Finance costs	(170,855)	(198,795)	(20,389)
Finance result	R$ (98,808)	R$ (162,177)	R$ (7,858)